Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Interest, Dividend and Fee Income
Loans	$ 4,963	$ 5,072	$ 4,807
Securities (Note 2)	1,359	1,415	1,314
Deposits with banks	193	195	222
Interest, Dividend and Fee Income	6,515	6,682	6,343
Interest Expense
Deposits	2,127	2,203	2,079
Subordinated debt	70	71	70
Other liabilities (Note 1)	930	1,044	1,022
Interest Expense	3,127	3,318	3,171
Net Interest Income	3,388	3,364	3,172
Non-Interest Revenue
Securities commissions and fees	252	262	248
Deposit and payment service charges	304	314	291
Trading revenues	141	(21)	93
Lending fees	325	313	277
Card fees	99	107	105
Investment management and custodial fees	456	449	428
Mutual fund revenues	366	359	347
Underwriting and advisory fees	285	221	244
Securities gains, other than trading	64	68	49
Foreign exchange gains, other than trading	47	29	38
Insurance revenue	880	435	1,049
Investments in associates and joint ventures	26	39	29
Other	114	148	147
Non-Interest Revenue	3,359	2,723	3,345
Total Revenue	6,747	6,087	6,517
Provision for Credit Losses (Note 3)	349	253	137
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	716	335	926
Non-Interest Expense
Employee compensation	2,128	2,381	2,072
Premises and equipment (Note 1)	757	759	728
Amortization of intangible assets	151	148	133
Travel and business development	121	134	126
Communications	79	72	74
Professional fees	133	165	121
Other	300	328	303
Non-Interest Expense	3,669	3,987	3,557
Income Before Provision for Income Taxes	2,013	1,512	1,897
Provision for income taxes (Note 10)	421	318	387
Net Income attributable to Equity Holders of the Bank	$ 1,592	$ 1,194	$ 1,510
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 2.38	$ 1.79	$ 2.28
Diluted	2.37	1.78	2.28
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.06	$ 1.03	$ 1.00